EQUITY INCENTIVES - Equity Incentive Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity incentives
Share-based Compensation, Total	$ (40)	$ 1,718	$ 1,829
Included in- Capitalized as Development	155	443	1,078
Included in - Expensed	(40)	1,718	1,829
Stock Options
Equity incentives
Share-based Compensation, Total	(431)
Stock Appreciation Rights (SARs) | Performance based
Equity incentives
Share-based Compensation, Total	(136)	382	417
Stock Appreciation Rights (SARs) | Vesting over time
Equity incentives
Share-based Compensation, Total	5	34	146
Stock Award
Equity incentives
Share-based Compensation, Total	115	2,161	2,907
Stock Award | Board of Directors and Secretary
Equity incentives
Share-based Compensation, Total	104	135	601
Stock Award | Performance based
Equity incentives
Share-based Compensation, Total	454	1,160	810
Stock Award | Vesting over time
Equity incentives
Share-based Compensation, Total	$ 119	$ 450	$ 933